Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun. 30, 2012
Trading Symbol	LINE
Entity Registrant Name	LINN ENERGY, LLC
Entity Central Index Key	0001326428
Entity Filer Category	Large Accelerated Filer